AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 11, 2018

FILE NOS. 333-112207

811-21497

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	☒

AB CORPORATE SHARES

(Exact Name of Registrant As Specified In Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(212) 969-1000

Emilie D. Wrapp

c/o AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 34 relates solely to shares of the AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares and AB Taxable Multi-Sector Income Shares of the Registrant. No information contained in the Registrant’s Registration Statement relating to the other series or classes of the Registrant not included herein is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 11th day of September, 2018.

AB CORPORATE SHARES

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	September 11, 2018

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	September 11, 2018

(3)	The Trustees:

Michael J. Downey* William H. Foulk, Jr.* Nancy P. Jacklin* Robert M. Keith* Carol C. McMullen* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		September 11, 2018

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase